Dividends and Buyback of equity shares - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 19, 2022 INR (₨)	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 25, 2022 ₨ / shares	Mar. 25, 2022 $ / shares
Disclosure of dividends [line items]
Cash dividends paid per equity share | ₨ / shares		₨ 1		₨ 1	₨ 1
Interim dividend		₨ 1		₨ 1	₨ 1
Par value per share | ₨ / shares						₨ 2
Number of shares approved for buyback | shares				237,500,000	323,076,923
Total cash outflow on buyback of shares				₨ 116,445	₨ 105,000
Payments on buyback of shares		0	$ 0	95,199	105,311
Reduction in share capital related to buyback				475	646
Tax on Buyback of Shares				21,445
Interim dividend payable per share | (per share)						₨ 5	$ 0.07
Interim dividend payable		27,337		0
Payment of interim dividend on ordinary shares	₨ 27,337
Interim dividend declared as a percentage of par value per share | $ / shares							$ 250
Payment Of Interim Dividend Declared [Member]
Disclosure of dividends [line items]
Interim dividend payable		₨ 27,337
Securities premium reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares				1,427
Retained earnings [member]
Disclosure of dividends [line items]
Payments on buyback of shares				115,018	105,000
Capital Redemption Reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares				₨ 475	₨ 646